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                                                    Filed Pursuant to Rule 497j
                                                    Registration No. 811-6330



               MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
                           1221 AVENUE OF THE AMERICAS
                            New York, New York 10020
                                 (800) 869-6397

                                                              August 12, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Morgan Stanley Limited Duration U.S. Treasury Trust
    File #811-6330
    Rule 497(j) Filing


Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 2002.


                                               Very truly yours,
                                         /s/   Lou Anne McInnis
                                         -------------------------------------
                                               Lou Anne McInnis
                                               Assistant Secretary



cc: Barry Fink, Esq.
    Larry Greene, Esq.